June 3, 1999

            SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION FOR

FUND                                                   DATED

Pioneer World Equity Fund                              July 29, 1998 (as
                                                       supplemented October 30,
                                                       1998)
Pioneer Bond Fund                                      May 17, 1999
Pioneer II                                             February 1, 1999
Pioneer Mid-Cap Fund                                   February 1, 1999
Pioneer Strategic Income Fund                          April 15, 1999
Pioneer Europe Fund                                    March 1, 1999
Pioneer Indo-Asia Fund                                 March 1, 1999
Pioneer Capital Growth Fund                            March 1, 1999
Pioneer Equity-Income Fund                             March 1, 1999
Pioneer Gold Shares                                    March 1, 1999
Pioneer Small Company Fund                             March 1, 1999
Pioneer Short-Term Income Trust                        March 30, 1999
Pioneer Emerging Markets Fund                          March 30, 1999
Pioneer International Growth Fund                      March 30, 1999
Pioneer Micro-Cap Fund                                 March 30, 1999
Pioneer Fund                                           May 3, 1999
Pioneer Cash Reserves Fund                             May 3, 1999
Pioneer America Income Trust                           May 3, 1999
Pioneer Real Estate Shares                             May 3, 1999
Pioneer Growth Shares                                  May 3, 1999
Pioneer Balanced Fund                                  May 3, 1999
Pioneer Tax-Free Income Fund                           May 3, 1999
Pioneer Independence Fund                              May 3, 1999
Pioneer Variable Contracts Trust                       May 3, 1999
(each, a "Fund" and collectively, the "Funds")

The following information supplements the management biographies in the statement of additional information (SAI). Please consult the SAI for the full text of the revised section.

MANAGEMENT OF THE FUND

ERIC W. RECKARD, TREASURER, DOB: JUNE 1956
Executive Vice President, Chief Financial Officer and Treasurer of PGI since June 1999; Treasurer of Pioneer, PFD, PSC, PIntl, PREA and Pioneer Omega since June 1999; Vice President-Corporate Finance of PGI from February 1999 to June 1999; Manager of Business Planning and Internal Audit of PGI since September 1996; Manager of Fund Accounting of Pioneer since May 1994; Manager of Auditing, Compliance and Business Analysis for PGI prior to May 1994; and Treasurer of all of the Pioneer mutual funds (Assistant Treasurer of the funds prior to June
1999).

VINCENT NAVE, ASSISTANT TREASURER, DOB: JUNE 1945
Vice President-Fund Accounting, Administration and Custody Services of Pioneer (Manager from September 1996 to February 1999); Senior Vice President of The Boston Company's Investor Services Group prior to July 1994; and Assistant Treasurer of all of the Pioneer Mutual Funds since June 1999.


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